Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity
Stockholders' Equity

9.Stockholders’ Equity

The Company has a shareholder rights plan that authorizes to existing shareholders substantial preferred share rights and additional common shares if any third party acquires 15% or more of the outstanding common shares or announces its intent to commence a tender offer for at least 15% of the common shares, in each case, in a transaction that the Board of Directors has not approved.

On August 11, 2011, the Company announced the authorization of a new share buy-back program allocating up to $20,000 for purchases in the open market and in other transactions. The program replaces all open prior programs. There were no repurchases of common shares under this program during 2011.

During 2009, the Company repurchased 245,400 shares as treasury stock at a cost of $4,058. The transactions were open market based through the New York Stock Exchange. There were no repurchases of common shares during 2011 and 2010.

On December 4, 2009, the Company entered into a distribution agency agreement with a Bank for the offer and sale of up to three million of common shares. In accordance with the terms of the distribution agency agreement, the shares may be offered and sold at any time and from time to time through the sales agent by means of ordinary brokers’ transactions on the New York Stock Exchange at market prices prevailing at the time of sale or as otherwise agreed with the Bank. Under this program, during 2010, the Company sold all of its 754,706 treasury shares remaining at December 31, 2009 for net proceeds of $12,671 before the issuance and sale of 445,127 new shares for net proceeds of $7,042. No further sales of shares under this program were made after May 3, 2010 and the program was formally closed by the Company on October 5, 2010.

On October 26, 2010, the Company commenced a public offering of its common shares through an appointed underwriter and sold 6,726,457 shares at $11.15 per share. A further 896,861 shares were sold to Tsakos private interests at $11.30 per share. The offering formally closed on November 1, 2010. The total amount raised was $85,135 for the purpose of fleet expansion and general corporate purposes. Expenses amounted to $437. In 2004, the shareholders approved a share-based incentive plan providing for the granting of up to 1,000,000 of stock options or other share-based awards to directors and officers of the Company, crew members and to employees of the related companies (the “2004 Plan”).

As at December 31, 2011, 884,450 restricted share units (RSUs) had been issued to directors, officers and seafarers employed by the Company and to staff of the commercial and technical managers (who are considered as non-employees for accounting purposes), of which 780,550 had vested and 19,400 were forfeited).

Movements under this plan are as follows:

	Number of RSUs Granted	Number of RSUs Forfeited	Number of RSUs Vested	Balance of Non- Vested RSUs	Weighted- Average Grant – Date Fair Value per share
December 31, 2010	872,450	(19,400)	(653,300)	199,750	$12.37
Granted June 30,2011	12,000	—	—	12,000	$9.36
Vested during 2011	—	—	(127,250)	(127,250)	$12.20

December 31, 2011	884,450	(19,400)	(780,550)	84,500	$12.34

During 2011 and 2010, 127,250 and 341,650 RSUs vested respectively. No RSU’s vested in 2009. On June 30, 2011 a further 12,000 RSUs were issued, vesting on June 30, 2012. The number of RSUs granted and outstanding as at December 31, 2011 and 2010 was 84,500 and 199,750, respectively. At the date of the awards the weighted average fair market value of the Company’s stock granted was $9.36 (2011), $13.06 (2010) and $15.20 (2009). The total fair value of shares vested during the years ended December 31, 2011 and 2010 were $987 and $3,687, respectively.

The 84,500 outstanding RSUs as of December 31, 2011 will vest at June 30, 2012.

Total compensation expenses recognized in 2011 amounted to $820 consisting of $624 for employees and $196 for non employees. In 2010 total compensation expense amounted to $1,068 consisting of $1,024 for employees and $44 for non-employees. In 2009, total compensation expense amounted to $1,087 consisting of $676 for employees and $411 for non-employees. As at December 31, 2011, the total compensation cost related to the non-vested RSUs for both employees and non-employees not yet recognized is $153 ($1,148 at December 31, 2010) and the weighted average remaining contractual life of outstanding grants is 0.5 years.